Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Derivative Asset and Liability

	Derivative asset		Derivative liability
	2021	2020	2021	2020

Derivatives for general account

Derivatives not designated in a hedge	8,344	12,617	9,578	13,661

Derivatives designated as fair value hedges	18	88	15	20

Derivatives designated as cash flow hedges	346	338	948	608

Derivatives desginated as Net foreign investment hedges	73	196	59	161

	8,780	13,238	10,600	14,450

Derivatives for account of policyholders

Derivatives not designated in a hedge	46	747	39	167

Total derivatives 1)	8,827	13,986	10,639	14,617

Of which:

Current	723	673	2,803	4,220

1	Refer to note 44 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.

Derivatives Not Designated In Hedge - General Account
Derivatives not designated in a hedge - general account

Derivatives not designated in a hedge – general account	Derivative asset		Derivative liability
	2021	2020	2021	2020

Derivatives held as an economic hedge	8,327	12,595	5,992	8,629

Bifurcated embedded derivatives	17	22	3,586	5,032

Total	8,344	12,617	9,578	13,661

Credit Derivative Disclosure By Quality

	2021		2020

Credit derivative disclosure by quality	Notional	Fair value	Notional	Fair value

AAA	14	-	13	-

AA	173	3	168	4

A	926	14	762	9

BBB	2,925	50	2,677	46

BB	263	1	205	4

B or lower	148	2	121	-

Total	4,449	70	3,945	63

Disclosure of gains (losses) on cash flow hedge ineffectiveness

	2021	2020	2019

Gains (losses) related to the ineffectiveness portion of designated fair value hedges	1	-	1

Disclosure of gain (loss) on fair value hedge ineffectiveness

Hedge ineffectiveness and reclassification of gains (losses)	2021	2020	2019

Hedge ineffectiveness on cash flow hedges	1	-	-

Gains (losses) reclassified from equity into the income statement	(38)	74	51

Expected deferred gain (loss) to be reclassified from equity into net result during the next 12 months	113	92	89

Summary of Cash Flows are Expected to Occur

The periods when the cash flows are expected to occur are as follows:

	< 1 year	1 – 5 years	5 – 10 years	> 10 years	2021 Total

Cash inflows	535	2,158	1,640	5,868	10,201

Cash outflows	-	4	-	-	4

Net cash flows	535	2,154	1,640	5,868	10,197

	< 1 year	1 – 5 years	5 – 10 years	> 10 years	2020 Total

Cash inflows	268	761	767	5,402	7,197

Cash outflows	-	4	-	-	4

Net cash flows	267	757	767	5,402	7,193